Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

8.Inventories

(a)	This caption is made up as follows:

	2025	2024
	US$(000)	US$(000)

Finished goods, net	2,073	5,200
Products in process, net	28,740	14,334
Spare parts and supplies, net	44,855	60,060
	75,668	79,594

See related accounting policies in Note 2.4(d).

(b)	The provision for impairment of inventory had the following movements:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Beginning balance	30,202	34,762	29,842
Continuing operations:
Finished and in progress goods, note 20(a) -
Provision	338	4,049	10,536
Reversal	(2,120)	(10,536)	(6,685)
	(1,782)	(6,487)	3,851
Spare parts and supplies, note 28(a) -
Provision	30,255	27,304	20,478
Reversal	(27,304)	(25,377)	(19,409)
	2,951	1,927	1,069
Final balance	31,371	30,202	34,762

In the opinion of Group’s management, the provision for impairment of inventory adequately covers the risk of obsolescence and the net realizable test as of the date of the consolidated statements of financial position.

Sociedad Minera Cerro Verde S.A.A.
Inventories
Inventories

5.    Inventories

This item is made up as follows:

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)
Current
Materials and supplies (a)	503,925	458,203
Work-in-process (WIP) (b)	159,828	159,354
Finished goods:
Copper cathode	7,636	4,043
Copper concentrate	4,137	13,085
Molybdenum concentrate	1,610	4,183
	677,136	638,868
Non-current
Work-in-process WIP (b)	235,321	264,004

Total inventories	912,457	902,872
(a)

For the years ended December 31, 2025, 2024 and 2023, the Company recognized an expense associated with materials and supplies obsolescence of US$1.0 million, US$6.9 million and US$12.5 million, respectively (see note 15).

(b)

WIP inventories represent mill and leach stockpiles that have been extracted from the open pit and are available for copper recovery. Based on the future mine plan production, the Company identifies the portion of inventory that is classified as current or non-current. For mill stockpiles, recovery is through milling and concentrating. For leach stockpiles, recovery is through exposure to acidic solutions that dissolve copper and deliver it in a solution to extraction processing facilities. For the years ended December 31, 2025 and 2024, the Company did not record any inventory adjustment for work in process. For the year ended December 31, 2023, the Company recorded metal inventory adjustment totaling US$1.5 million associated with the write-off of leach and certain long-term mill stockpiles (see note 15).